GENERAL AND ADMINISTRATIVE (Details) (Meadowbank Mine Fire, USD $) In Millions	3 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	$ 1.5	$ 6.9
Costs related to disposal of property	5.3
Insurance receivable	9.1
Loss due to fire recognized in the General and Administrative		3.1
Maximum exposure to insurance losses		$ 3.1